FINANCIAL INSTRUMENTS - Fair Values of Derivatives (Details) - USD ($) $ in Millions	Jun. 30, 2020	Dec. 31, 2019
Derivatives, Fair Value [Line Items]
Derivative assets	$ 170	$ 73
Derivative liabilities	103	121
Derivatives designated as hedging instruments
Derivatives, Fair Value [Line Items]
Derivative assets	146	61
Derivative liabilities	78	98
Derivatives designated as hedging instruments | Interest rate contracts
Derivatives, Fair Value [Line Items]
Derivative assets	89	44
Derivative liabilities	45	29
Derivatives designated as hedging instruments | Foreign currency contracts
Derivatives, Fair Value [Line Items]
Derivative assets	57	17
Derivative liabilities	33	69
Derivatives not designated as hedging instruments
Derivatives, Fair Value [Line Items]
Derivative assets	24	12
Derivative liabilities	25	23
Derivatives not designated as hedging instruments | Interest rate contracts
Derivatives, Fair Value [Line Items]
Derivative assets	0	0
Derivative liabilities	0	0
Derivatives not designated as hedging instruments | Foreign currency contracts
Derivatives, Fair Value [Line Items]
Derivative assets	24	12
Derivative liabilities	$ 25	$ 23